Summary of Significant Accounting Policies - Additional information (Detail) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP 002 [Member]
EBP, Accounting Policy [Line Items]
Employee benefit plan investment concentration	$ 193,298,339	$ 192,180,004